Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	$ 4,107	$ 1,662
Profit/(loss) from equity accounted investments, related impairments and expenses	574
Investment in equity accounted investments	350
Dividends received from equity accounted investments	(895)
Divestment of equity accounted investments	(42)
Other	320
At the end of the financial year	4,414	4,107
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	2,356
Profit/(loss) from equity accounted investments, related impairments and expenses	325
Investment in equity accounted investments	242
Dividends received from equity accounted investments	0
Divestment of equity accounted investments	0
Other	320
At the end of the financial year	2,593	2,356
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
At the beginning of the financial year	1,751
Profit/(loss) from equity accounted investments, related impairments and expenses	899
Investment in equity accounted investments	108
Dividends received from equity accounted investments	(895)
Divestment of equity accounted investments	(42)
Other	0
At the end of the financial year	$ 1,821	$ 1,751